UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.

      1.      Name and address of issuer:

                                Smith Barney Inc.
                        388 Greenwich Street, 23rd Floor
                               New York, NY 10013


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      2.      The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  /  /

                                               Tax-Exempt Securities Trust, Series 365 -
                                    Connecticut Trust 88, Missouri Trust 78, New Jersey Trust 107,
                                            North Carolina Trust 3, Pennsylvania Trust 102


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      3.      Investment Company Act File Number:

                                                               811-2560
              Securities Act File Number:
                                                               33-52694

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      4(a).   Last day of fiscal year for which this Form is filed:

                                                          December 31, 1997


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      4(b).|X|       Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)


      Note:  If the Form is being filed late, interest must be paid on the registration fee due.


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     4(c). /  /  Check box if this is the last time the issuer will be filing this Form.


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746757.1

      5.      Calculation of registration fee:
      (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):                                                                    $ 213,924
                                                                                                                  --------
      (ii)    Aggregate price of securities redeemed or
              repurchased during the fiscal year:                                                     $ 961,078
                                                                                                       --------
      (iii)   Aggregate price of securities redeemed or
              repurchased during any prior fiscal year ending no
              earlier than October 11, 1995 that were not previously
              used to reduce registration fees payable to the
              Commission:                                                                             $        -
                                                                                                       ----------
      (iv)    Total available redemption credits [add items 5(ii) and
              5(iii)]:
                                                                                                                 $ 961,078
                                                                                                                 ---------
      (v)     Net sales -- if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:
                                                                                                                 $     -0-
                                                                                                                 ----------
      (vi)    Redemption credits available for use in future years
              ___  if Item 5(i) is less than Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:
                                                                                                    $ ( 747,154)
                                                                                                    ------------
      (vii)   Multiplier for determining registration fee (See
              Instruction C.9):
                                                                                                                 x . 000295
                                                                                                                     ------
      (viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
              (enter "0" if no fee is due):
                                                                                                                 =$     -0-
                                                                                                                  ==========

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      6.      Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
      the amount of securities (number of shares or other units) deducted here:      0     .  If there is a number
      of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
      state that number here:      0    .

      7.      Interest due -- if this Form is being filed more than 90
              days after the end of the issuer's fiscal year  (see
              Instruction D):                                                                                    +$         0
                                                                                                                  -----------
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      8.      Total of the amount of the registration fee due plus any
              interest due [line 5(viii) plus line 7]:

                                                                                                                 =$        -0-
                                                                                                                  =============
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      9.      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                     Method of Delivery:

                                                    /  /    Wire Transfer
                                                    /  /    Mail or other means

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746757.1

                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




              By (Signature and Title)*        /s/KEVIN KOPCZYNSKI
                                               -------------------
                                               Kevin Kopczynski
                                               First Vice President


          Date:  8/21/98

  *Please print the name and title of the signing officer below the signature.

746757.1